Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Trading Symbol	SGNL
Entity Registrant Name	SIGNAL GENETICS, INC.
Entity Central Index Key	0001590750
Entity Filer Category	Smaller Reporting Company